CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and due from banks in domestic currency	R$ 14,765,830	R$ 14,428,309
Cash and due from banks in foreign currency	2,566,314	6,120,063
Reverse repurchase agreements (1) (a)	145,253,145	97,635,695
Discretionary deposits at the Central Bank	24,205,291	8,001,354
Cash and cash equivalents	186,790,580	126,185,421	R$ 71,386,319	R$ 190,820,989
Compulsory deposits with the Central Bank (2)	109,516,537	93,972,029
Cash, cash equivalents and balances with banks (b)	296,307,117	220,157,450
Cash and balances with banks (b) - (a)	R$ 151,053,972	R$ 122,521,755	R$ 108,601,632